Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
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             Email:  CassidyLaw@aol.com



Telephone: 202/387-5400              Fax:  949/673-4525

                  November 26, 2012

Amanda Ravitz
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Sagetree Acquisition Corporation
          Amendment No. 1 to Form 10
          Form 10-Q
          File No. 000-54722

Dear Ms. Ravitz:

     By this letter the Company responds to the comment letter of the Securities and Exchange Commission dated November 2, 2012.

     1.   The representation letter is filed herewith.


                              Sincerely,



                              Lee W. Cassidy